Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Schedule of balances due from/to related parties

		Country
	Type of transaction	of origin	2020		2019		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	72,629	Ps.	23,442	30 days
			Ps.	72,629	Ps.	23,442

Due to:
Grupo Aeroportuario del Centro Norte (“OMA”)	Airport Services	Mexico	Ps.	80,681	Ps.	—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	Mexico/El Salvador		39,284		1,474	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		4,823		—	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		166		996	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		39		16,246	30 days
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador		—		39,838	30 days
			Ps.	124,993	Ps.	58,554

Schedule of transactions with related parties

Related party transactions	Country of origin	2020		2019		2018
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	148,964	Ps.	208,968	Ps.	8,358

Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft and engine maintenance	Mexico/El Salvador	Ps.	239,118	Ps.	201,624	Ps.	341,726
Technical support	Mexico/El Salvador		3,945		5,815		4,796
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		73,167		37,026		—
Grupo Aeroportuario del Centro Norte
Airport services	Mexico		32,193		—		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		5,582		1,321		1,672
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		4,823		—		—
Servprot, S.A. de C.V. Security services	México		3,464		3,120		2,804
Human Capital International HCI, S.A. de C.V. Professional fees	México		—		—		324